Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued professional service fees	$ 219,574	$ 282,928
Other	2,578	568
Accrued liabilities and other payables	$ 222,152	$ 283,496